                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3120

Exact name of registrant as specified in charter:
Delaware Group Tax-Free Money Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2005

Item 1.  Reports to Stockholders


                                       Delaware
                                       Investments(R)
                                       -----------------------------------
                                       A member of Lincoln Financial Group
FIXED INCOME












ANNUAL REPORT APRIL 30, 2005
--------------------------------------------------------------------------------
                         DELAWARE TAX-FREE MONEY FUND









[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
    OF CONTENTS

-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             1
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     2
-----------------------------------------------------------------
SECTOR ALLOCATION                                               3
-----------------------------------------------------------------

FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                10

-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      12
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         13
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     14
-----------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DELAWARE
         TAX-FREE MONEY FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Money Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND BASICS
As of April 30, 2005

---------------------------------
Fund Objective:
The Fund seeks a high level of
current income, exempt from
federal income tax, while
preserving principal and
maintaining liquidity.

---------------------------------
Total Fund Net Assets:
$26.93 million

---------------------------------
Number of Holdings:
33

---------------------------------
Fund Start Date:
September 17, 1981

---------------------------------
Your Fund Manager:
Michael P. Buckley was formerly a
Vice President and Municipal
Credit Analyst for T. Rowe Price
Associates, Inc. He also has
served as an Assistant Director
for the Government Finance
Research Center of the Government
Finance Officers Association,
where he managed the Center's
financial advisory business.
Mr. Buckley is a member of the
National Federation of Municipal
Analysts and past Treasurer of the
Municipal Bond Club of Baltimore.

---------------------------------
Nasdaq Symbol:
Class A  DTFXX

---------------------------------
CUSIP Number:
Consultant Class   245911201



FUND PERFORMANCE
Average Annual Total Returns
Through April 30, 2005                                                                                          SEC 7-day
                                                              Lifetime   10 Years     Five Years   One Year       Yield
--------------------------------------------------------------------------------------------------------------------------
Class A
  (Est. 9/17/81)                                               +3.31%      +1.94%       +1.17%      +0.94%        2.10%
Consultant Class
  (Est. 9/17/81)+                                              +3.28%      +1.94%       +1.17%      +0.94%        2.10%
--------------------------------------------------------------------------------------------------------------------------
U.S. Consumer Price Index                                      +3.17%*     +2.51%       +2.58%      +3.51%
--------------------------------------------------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market
  Funds Average (126 funds)                                    +3.57%*     +2.21%       +1.39%      +0.86%
--------------------------------------------------------------------------------------------------------------------------

The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers.

The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.).

+Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees; however, the Board of Trustees for the Fund has suspended 12b-1 plan payments effective June 1, 1990. These 12b-1 fees may be reinstated at any time.

*Assumes a start date of September 30, 1981.

An expense limitation was in effect for all classes of Delaware Tax-Fee Money Fund during all periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Delaware Tax-Free Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. Some income may be subject to the federal alternative minimum tax that applies to certain tax payers.

DISCLOSURE
       OF FUND EXPENSES        For the Period November 1, 2004 to April 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE TAX-FREE MONEY FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                            Expenses
                                                              Beginning         Ending                     Paid During
                                                               Account          Account    Annualized        Period
                                                               Value             Value      Expense        11/1/04 to
                                                              11/1/04           4/30/05      Ratio          4/30/05*
--------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                       $1,000.00        $1,006.10     0.74%            $3.68
Consultant Class                                               1,000.00         1,006.10     0.74%             3.68
--------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                       $1,000.00        $1,021.12     0.74%            $3.71
Consultant Class                                               1,000.00         1,021.12     0.74%             3.71
--------------------------------------------------------------------------------------------------------------------------

** Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                          As of April 30, 2005
              DELAWARE TAX-FREE MONEY FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                24.97%
-------------------------------------------------------------------------
General Obligation Pollution Revenue Bonds                      1.58%
Higher Education Revenue Bonds                                  5.81%
Hospital Revenue Bonds                                          0.93%
Municipal Lease Revenue Bonds                                   2.51%
School District General Obligation Bonds                        8.37%
School District Revenue Bonds                                   5.77%
-------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                     75.74%
-------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds                        7.30%
Corporate-Backed Revenue Bonds                                  6.55%
General Obligation Pollution Revenue Bonds                      1.86%
Higher Education Revenue Bonds                                  4.46%
Hospital Revenue Bonds                                         18.58%
Miscellaneous Revenue Bonds                                     3.34%
Multifamily Housing Revenue Bonds                              13.58%
Pre-Refunded Bonds                                              8.74%
Public Power Revenue Bonds                                      1.86%
School District Revenue Bonds                                   3.90%
Water & Sewer Revenue Bonds                                     5.57%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.71%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.71)%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENT                                        DELAWARE TAX-FREE MONEY FUND
       OF NET ASSETS                             April 30, 2005

                                                        Principal        Market
                                                          Amount         Value

MUNICIPAL BONDS - 24.97%
General Obligation Pollution Revenue Bonds - 1.58%
  Taylor, Michigan 3.00% 9/1/05 (MBIA)                 $  425,000     $  425,832
                                                                      ----------
                                                                         425,832
                                                                      ----------
Higher Education Revenue Bonds - 5.81%
  Miami University, Ohio
    3.00% 9/1/05 (AMBAC)                                  530,000        531,487
University of Iowa Facilities
    (Human Bio Series A) 4.88% 6/1/05                   1,030,000      1,032,363
                                                                      ----------
                                                                       1,563,850
                                                                      ----------
Hospital Revenue Bonds - 0.93%
  Coral Gables, Florida Health Facilities
    Authority Hospital Revenue
    (Baptist Health South Florida)
    4.00% 8/15/05                                         250,000        251,554
                                                                      ----------
                                                                         251,554
                                                                      ----------
Municipal Lease Revenue Bonds - 2.51%
  Sunman Dearborn Industrial Intermediate
    School Building 3.00% 7/5/05 (MBIA)                   675,000        675,932
                                                                      ----------
                                                                         675,932
                                                                      ----------
School District General Obligation Bonds - 8.37%
  Carmel Industrial High School Building
    3.00% 7/10/05 (FSA)                                   500,000        500,745
  East Allen Woodlan School Building
    3.00% 7/15/05 (MBIA)                                  750,000        751,293
  Palm Beach County, Florida School District
    1.97% 5/2/05 (LOC, Bank of New York)                  500,000        500,000
  Philadelphia, Pennsylvania School District
    Tax & Revenue 3.00% 6/30/05                           500,000        501,124
                                                                      ----------
                                                                       2,253,162
                                                                      ----------
School District Revenue Bonds - 5.77%
  Eastern Howard Industrial Third Millennium
    School Building 3.00% 7/15/05 (MBIA)                  555,000        555,658
  Goshen Industrial Multi School Building
    3.00% 7/15/05 (MBIA)                                  380,000        380,702
  MSD Warren Township Vision 2005 School
    Building 3.00% 7/10/05 (FGIC)                         615,000        616,057
                                                                      ----------
                                                                       1,552,417
                                                                      ----------
TOTAL MUNICIPAL BONDS (cost $6,722,747)                                6,722,747
                                                                      ----------
oVARIABLE RATE DEMAND NOTES - 75.74%
Continuing Care/Retirement Revenue Bonds - 7.30%
  Chester County, Pennsylvania Health &
    Higher Education Facilities
    Authority Revenue
    (Simpson Meadows Project)
    3.05% 10/1/30                                         965,000        965,000
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Philadelphia Geriatric Center) Series B
    3.05% 12/1/33                                       1,000,000      1,000,000
                                                                      ----------
                                                                       1,965,000
                                                                      ----------

                                                        Principal        Market
                                                          Amount         Value

oVARIABLE RATE DEMAND NOTES - (continued)
Corporate Backed Revenue Bonds - 6.55%
  Greeneville, Tennessee Industrial
    Development Board Revenue
    (Pet Income Project)
    3.01% 5/1/13 (LOC, BNP Paribas)                     $ 800,000     $  800,000
  New Glarus, Wisconsin Industrial
    Development Revenue
    (LSI Inc. - New Glarus Project)
    3.18% 12/1/23 (AMT)                                   965,000        965,000
                                                                      ----------
                                                                       1,765,000
                                                                      ----------
General Obligation Pollution Revenue Bonds - 1.86%
  Chicago, Illinois 2.30% 2/2/07
    (LOC, Bank of America N.A.)                           500,000        500,000
                                                                      ----------
                                                                         500,000
                                                                      ----------
Higher Education Revenue Bonds - 4.46%
  University of Pittsburgh Commonwealth
    Systems of Higher Education,
    Pennsylvania Series A 2.92% 9/15/24
    (SPA BNP Paribas)                                   1,200,000      1,200,000
                                                                      ----------
                                                                       1,200,000
                                                                      ----------
Hospital Revenue Bonds - 18.58%
  Hawaii Pacific Health Special Purpose
    Revenue (Department Budget & Financing)
    Series B-2 3.10% 7/1/33 (RADIAN)                    1,000,000      1,000,000
  Maryland State Health & Higher Educational
    Facilities Authority Revenue
    (Mercey Ridge) 3.03% 4/1/31                           900,000        900,000
  New York State Dormitory Authority
    Revenue Series B 2.40% 7/1/29                       1,000,000      1,001,153
  Vermont Educational & Health Buildings
    Financing Agency Revenue
    (Rutland Regional Medical Center)
    Series A 3.06% 4/1/32 (RADIAN)
    (SPA, Fleet National Bank)                          1,100,000      1,100,000
  Washington County Pennsylvania Hospital
    Authority (Washington Hospital Project)
    2.25% 7/1/23 (AMBAC)                                1,000,000        999,770
                                                                      ----------
                                                                       5,000,923
                                                                      ----------
Miscellaneous Revenue Bonds - 3.34%
  Chester County, Pennsylvania Industrial
    Development Authority Revenue
    (Archdiocese of Philadelphia)
    3.08% 7/1/31                                          100,000        100,000
  Utah State Board Regents Student Loan
    Series W 3.03% 11/1/39 (AMBAC)(AMT)                   800,000        800,000
                                                                      ----------
                                                                         900,000
                                                                      ----------

STATEMENT
        OF NET ASSETS (CONTINUED)                   DELAWARE TAX-FREE MONEY FUND


                                                        Principal       Market
                                                          Amount        Value

oVARIABLE RATE DEMAND NOTES - (continued)
Multifamily Housing Revenue Bonds - 13.58%
  Phoenix, Arizona Industrial Development
    Authority Multifamily Housing Revenue
    (Sunrise Vista Apartments) Series A
    3.10% 6/1/31 (AMT)                                 $1,600,000   $ 1,600,000
  Pittsburgh, Pennsylvania Urban
    Redevelopment Authority
    (Wood Street Commons Project)
    2.88% 12/1/16 (AMT)                                 1,055,000     1,055,000
  Shelby County, Tennessee Health
    Educational & Housing Facilities
    Board Revenue (Arbor Lake)
    3.08% 3/1/15 (AMT)                                  1,000,000     1,000,000
                                                                     ----------
                                                                      3,655,000
                                                                     ----------
ss. Pre-Refunded Bonds - 8.74%
  Children's Trust Fund Series II-R-39
    3.07% 7/1/20-10                                     2,355,000     2,355,000
                                                                     ----------
                                                                      2,355,000
                                                                     ----------
Public Power Revenue Bonds - 1.86%
  Michigan State South Central Power
    3.00% 11/1/11 (AMBAC)                                 500,000       500,000
                                                                     ----------
                                                                        500,000
                                                                     ----------
School District Revenue Bonds - 3.90%
  Allegheny County, Pennsylvania Industrial
    Development Authority 1.88% 5/1/31
    (LOC, PNC Bank)                                     1,050,000     1,048,961
                                                                     ----------
                                                                      1,048,961
                                                                     ----------
Water & Sewer Revenue Bonds - 5.57%
  Ohio State Water Development Authority
    (PPG Industries Inc. Project)
    3.10% 10/1/15                                       1,000,000     1,000,000
  Oklahoma State Water Reserve Board
    2.15% 9/1/24 (SPA, Llloyds TSB Bank)                  500,000       500,000
                                                                     ----------
                                                                      1,500,000
                                                                     ----------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $20,389,884)                                                 20,389,884
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES - 100.71%
  (cost $27,112,631)l                                               $27,112,631
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.71%)                                               (192,212)
                                                                     ----------
NET ASSETS APPLICABLE TO 26,925,169 SHARES
  OUTSTANDING - 100.00%                                             $26,920,419
                                                                    ===========

Net Asset Value - Delaware Tax-Free Money Fund A Class
  ($26,314,217 / 26,318,860 Shares)                                       $1.00
                                                                         ------
Net Asset Value - Delaware Tax-Free Money Fund
  Consultant Class ($606,202 / 606,309 Shares)                            $1.00
                                                                         ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $26,925,169
Distributions in excess of net investment income                         (4,750)
                                                                    -----------
Total net assets                                                    $26,920,419
                                                                    ===========
ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 5 in "Notes to Financial Statements."

oVariable rate notes. The interest rate shown is the rate as of April 30, 2005.

lAlso the cost for federal income tax purposes

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT- Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

See accompanying notes

STATEMENT                                         DELAWARE TAX-FREE MONEY FUND
          OF OPERATIONS                           Year Ended April 30, 2005




INVESTMENT INCOME:
 Interest                                                              $437,982
                                                                      ---------

EXPENSES:
 Management fees                                         $119,460
 Registration fees                                         32,953
 Legal and professional fees                               28,002
 Dividend disbursing and transfer agent
  fees and expenses                                        20,000
 Reports and statements to shareholders                    11,042
 Accounting and administration expenses                     8,927
 Trustees' fees                                             2,919
 Insurance fees                                             1,600
 Custodian fees                                               922
 Other                                                        949       226,774
                                                        ---------
 Less expenses absorbed or waived                                       (36,208)
 Less expense paid indirectly                                               (52)
                                                                      ---------
 Total expenses                                                         190,514
                                                                      ---------
NET INVESTMENT INCOME                                                   247,468
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                       $247,468
                                                                      =========

See accompanying notes

STATEMENTS                                         DELAWARE TAX-FREE MONEY FUND
    OF CHANGES IN NET ASSETS



                                                              Year Ended
                                                         4/30/05       4/30/04

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                  $247,468       $83,563
                                                      -----------   -----------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                              (245,854)      (88,338)
    Consultant Class                                       (6,364)       (3,225)
                                                      -----------   -----------
                                                         (252,218)      (91,563)
                                                      -----------   -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                            16,575,424    13,758,531
    Consultant Class                                      400,779     1,464,791

Net asset value of shares issued upon
 reinvestment of dividends:
    Class A                                               219,927        81,281
    Consultant Class                                        6,148         3,189
                                                      -----------   -----------
                                                       17,202,278    15,307,792
                                                      -----------   -----------
Cost of shares repurchased:
    Class A                                           (11,919,711)  (12,584,643)
    Consultant Class                                     (496,499)   (1,535,917)
                                                      -----------   -----------
                                                      (12,416,210)  (14,120,560)
                                                      -----------   -----------
Increase in net assets derived from
 capital share transactions                             4,781,318     1,187,232
                                                      -----------   -----------
NET INCREASE IN NET ASSETS                              4,781,318     1,179,232

NET ASSETS:
  Beginning of year                                    22,139,101    20,959,869
                                                      -----------   -----------
  End of year (including distributions in
    excess of net investment income of $4,750
    and $--, respectively)                            $26,920,419   $22,139,101
                                                      -----------   -----------

See accompanying notes

FINANCIAL
    HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                       Delaware Tax-Free Money Fund Class A
                                                                                     Year Ended
                                                              4/30/05     4/30/04      4/30/03      4/30/02     4/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.009       0.004        0.004       0.011        0.030
                                                             --------    --------      -------     -------      -------
Total from investment operations                                0.009       0.004        0.004       0.011        0.030
                                                             --------    --------      -------     -------      -------

LESS DIVIDENDS FROM:
Net investment income                                          (0.009)     (0.004)      (0.004)     (0.011)      (0.030)
                                                             --------    --------      -------     -------      -------
Total dividends                                                (0.009)     (0.004)      (0.004)     (0.011)      (0.030)
                                                             --------    --------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                             ========    ========      =======     =======      =======

TOTAL RETURN(1)                                                 0.94%       0.41%        0.41%       1.07%        3.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $26,314     $21,443      $20,196     $24,106      $25,110
Ratio of expenses to average net assets                         0.72%       0.79%        1.00%       1.15%        1.05%
Ratio of expenses to average net assets
 prior to expense limitation and
 expense paid indirectly                                        0.85%       0.96%        1.00%       1.15%        1.05%
Ratio of net investment income to average net assets            0.92%       0.37%        0.45%       1.07%        3.02%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       0.79%       0.20%        0.45%       1.07%        3.02%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                    Delaware Tax-Free Money Fund Consultant Class
                                                                                     Year Ended
                                                               4/30/05     4/30/04     4/30/03      4/30/02     4/30/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.009       0.004        0.004       0.011        0.030
                                                             --------    --------      -------     -------      -------
Total from investment operations                                0.009       0.004        0.004       0.011        0.030
                                                             --------    --------      -------     -------      -------

LESS DIVIDENDS FROM:
Net investment income                                          (0.009)     (0.004)      (0.004)     (0.011)      (0.030)
                                                             --------    --------      -------     -------      -------
Total dividends                                                (0.009)     (0.004)      (0.004)     (0.011)      (0.030)
                                                             --------    --------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                             ========    ========      =======     =======      =======

TOTAL RETURN(1)                                                 0.94%       0.41%        0.41%       1.07%        3.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $606        $696         $764      $1,968       $1,034
Ratio of expenses to average net assets                         0.72%       0.79%        1.00%       1.15%        1.05%
Ratio of expenses to average net assets
 prior to expense limitation and
  expense paid indirectly                                       0.85%       0.96%        1.00%       1.15%        1.05%
Ratio of net investment income to average net assets            0.92%       0.37%        0.45%       1.07%        3.02%
Ratio of net investment income to average net assets
 prior to expense limitation and expense paid indirectly        0.79%       0.20%        0.45%       1.07%        3.02%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                              DELAWARE TAX-FREE MONEY FUND
    TO FINANCIAL STATEMENTS                        April 30, 2005


Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Fund declares dividends daily from net investment income and pays such dividends monthly. The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2005 were approximately $52. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

 2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has contracted to waive through June 30, 2005 that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At April 30, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                               $9,568

Dividend disbursing, transfer agent, accounting and
 administration fees and other expenses payable to DSC                  2,848

Other expenses payable to DMC and affiliates*                          18,433

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the year ended April 30, 2005, the Delaware Tax-Free Money Fund was charged $808 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends paid during the years ended April 30, 2005 and 2004 was as follows:

                                                              Year Ended
                                                         4/30/05      4/30/04
                                                        ---------    --------
Tax-exempt income                                        $252,218     $91,563

As of April 30, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest
 (unlimited authorization - no par)                               $26,925,169
Undistributed net investment income                                     7,714
Other                                                                 (12,464)
                                                                  -----------
Net assets                                                        $26,920,419
                                                                 ============

NOTES                                               DELAWARE TAX-FREE MONEY FUND
    TO FINANCIAL STATEMENTS (CONTINUED)



4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                              Year Ended
                                                         4/30/05       4/30/04
Shares sold:
  Class A                                              16,575,424    13,758,531
  Consultant Class                                        400,779     1,464,791

Shares issued upon reinvestment of dividends:
  Class A                                                 219,927        81,281
  Consultant Class                                          6,148         3,189
                                                       ----------    ----------
                                                       17,202,278    15,307,792
                                                       ----------    ----------

Shares repurchased:
  Class A                                             (11,919,711)  (12,584,643)
  Consultant Class                                       (496,499)   (1,535,917)
                                                       ----------    ----------
                                                      (12,416,210)  (14,120,560)
                                                       ----------    ----------
Net increase                                            4,786,068     1,187,232
                                                       ==========    ==========
5. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by the escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security with the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

6. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

7. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. For the fiscal year ended April 30, 2005, the Fund designates distributions paid during the year as follows:

                                     (A)
                                  Tax-Exempt
                                    Income
                                 Distributions
                                  (Tax Basis)
                                 -------------
                                     100%

(A) is based on a percentage of the Fund's total distribution.

REPORT
      OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Delaware Group Tax-Free Money Fund - Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the sole series of Delaware Group Tax-Free Money Fund) (the "Fund") as of April 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Money Fund series of Delaware Group Tax-Free Money Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
June 10, 2005

OTHER                                              DELAWARE TAX-FREE MONEY FUND
    FUND INFORMATION

The shareholders of Delaware Group Tax-Free Money Fund (a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                                Shares Voted
                                          Shares Voted For   Withheld Authority
                                          ----------------   -------------------
Thomas L. Bennett                           19,446,069.290      1,396,947.380
Jude T. Driscoll                            19,446,069.290      1,396,947.380
John A. Fry                                 19,446,069.290      1,396,947.380
Anthony D. Knerr                            19,446,069.290      1,396,947.380
Lucinda S. Landreth                         20,407,918.470        435,098.200
Ann R. Leven                                20,407,918.470        435,098.200
Thomas F. Madison                           19,446,069.290      1,396,947.380
Janet L. Yeomans                            20,407,918.470        435,098.200
J. Richard Zecher                           19,361,337.170      1,481,679.500

2. To approve the use of a "manager of managers" structure whereby the investment manager of the fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                            For              Against        Abstain     Broker Non-Votes
                                                           -----             -------        -------     ----------------
Delaware Group Tax-Free Money Fund                     14,163,270.780     1,944,807.610    420,926.280    4,314,012.000


DELAWARE INVESTMENTS FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                 NUMBER OF             OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
        NAME,                                                         OCCUPATION(S)          COMPLEX OVERSEEN          HELD BY
    ADDRESS AND          POSITION(S) HELD     LENGTH OF TIME             DURING                 BY TRUSTEE             TRUSTEE
     BIRTHDATE             WITH FUND(5)           SERVED              PAST 5 YEARS              OR OFFICER            OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive   Since August 2000, Mr.           92                   None
2005 Market Street      President, Chief          Officer         Driscoll has served in
 Philadelphia, PA       Executive Officer                            various executive
   19103                 and Trustee        1 Year - Trustee    capacities at different
                                                                    times at Delaware
March 10, 1963                                                         Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
  October 4, 1947                                             (January 1984 - March 2004)

   JOHN A. FRY               Trustee            4 Years         President - Franklin &             92          Director - Community
2005 Market Street                                                  Marshall College                              Health Systems
 Philadelphia, PA                                                (June 2002 - Present)
     19103
                                                                 Executive Vice President -
  May 28, 1960                                                        University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director -        92                   None
2005 Market Street                                                    Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
  December 7, 1938

LICINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
 2005 Market Street                           March 23, 2005        Assurant, Inc.
  Philadelphia, PA                                                    (Insurance)
      19103                                                          (2002 - 2004)

   June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
 November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

                                                                                                 NUMBER OF             OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
        NAME,                                                         OCCUPATION(S)          COMPLEX OVERSEEN          HELD BY
    ADDRESS AND          POSITION(S) HELD     LENGTH OF TIME             DURING                 BY TRUSTEE             TRUSTEE
     BIRTHDATE             WITH FUND(5)           SERVED              PAST 5 YEARS              OR OFFICER            OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------

INDEPENDENT TRUSTEES (continued)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                    Director and Audit -
                                                                 (January 1993 - Present)                       Committee member
                                                                                                               CenterPoint Energy
 February 25, 1936
                                                                                                              Director and Audit -
                                                                                                                Committee member
                                                                                                                Digital River Inc.

                                                                                                              Director and Audit -
                                                                                                                Committee member
                                                                                                                Rimage Corporation

                                                                                                              Director and Audit -
                                                                                                                Committee member
                                                                                                             Valmont Industries Inc.

 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                   None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

  July 31, 1948                                                    Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      10103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
  July 3, 1940                                                                                                    Committee Member -
                                                                                                                    Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005     at different times at
    19103                    Officer                               Delaware Investments(R)

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                          at different times at
     19103                 Secretary                                Delaware Investments

 November 26, 1957

 JOHN J. O'CONNOR          Senior Vice        Treasurer since     Mr. O'Connor has served in         92                   None(3)
2005 Market Street        President and      February 17, 2005   various executive capacities
 Philadelphia, PA           Treasurer                              at different times at
     19103                                                          Delaware Investments

  June 16, 1957

(1) Delaware Investments is the marketing name for Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

 Delaware
 Investments(R)
 -----------------------------------
 A member of Lincoln Financial Group


This annual report is for the information of Delaware Tax-Free Money Fund, but may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read carefully before you invest. The figures in this report represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                        CONTACT INFORMATION

JUDE T. DRISCOLL                               MICHAEL P. BISHOF                          INVESTMENT MANAGER
Chairman                                       Senior Vice President and                  Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                           NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                         Delaware Distributors, L.P.
Private Investor                               RICHELLE S. MAESTRO                        Philadelphia, PA
Rosemont, PA                                   Executive Vice President,
                                               Chief Legal Officer and Secretary          SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                    Delaware Investments Family of Funds       DISBURSING AND TRANSFER AGENT
President                                      Philadelphia, PA                           Delaware Service Company, Inc.
Franklin & Marshall College                                                               2005 Market Street
Lancaster, PA                                  JOHN J. O'CONNOR                           Philadelphia, PA 19103-7094
                                               Senior Vice President and Treasurer
ANTHONY D. KNERR                               Delaware Investments Family of Funds       FOR SHAREHOLDERS
Managing Director                              Philadelphia, PA                           800 523-1918
Anthony Knerr & Associates
New York, NY                                                                              FOR SECURITIES DEALERS AND FINANCIAL
                                                                                          INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                       800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                            WEB SITE
Philadelphia, PA                                                                          www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9440)                                                       Printed in the USA
AR-006 [4/05] IVES 6/05                                                  J10197

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $24,050 for the fiscal year ended April 30, 2005.



_______________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $21,950 for the fiscal year ended April 30, 2004.

         (b) Audit-related fees.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2005.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $38,875 for the registrant's fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2004.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $32,575 for the registrant's fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant.

         (c) Tax fees.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,250 for the fiscal year ended April 30, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2004.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2004.

         (e) The registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $228,384 and $156,725 for the registrant's fiscal years ended April 30, 2005 and April 30, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)      (1) Code of Ethics

         Not applicable.

         (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

         (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:  Delaware Group Tax-Free Money Fund

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005


MICHAEL P. BISHOF
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 7, 2005